Net fee income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

Net fee income by product type
	2023	2022[1]	2021[1]
	£m	£m	£m
Net fee income by product
Account services	339	302	271
Funds under management	408	420	465
Cards	59	56	44
Credit facilities	278	235	246
Broking income	327	354	368
Underwriting	239	171	286
Imports/exports	35	44	40
Remittances	114	101	84
Global custody	190	203	200
Corporate finance	45	124	132
Securities others — (including stock lending)	95	81	76
Trust income	55	49	43
Other	410	453	451
Fee income	2,594	2,593	2,706
Less: fee expense	(1,365)	(1,298)	(1,293)
Net fee income	1,229	1,295	1,413

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Year ended 31 Dec 2023
Fee income	1,275	847	131	427	556	(642)	2,594
Less: fee expense	(1,496)	(177)	(102)	(19)	(207)	636	(1,365)
Net fee income/ (expense)	(221)	670	29	408	349	(6)	1,229

Year ended 31 Dec 2022[1]
Fee income	1,301	817	69	425	580	(599)	2,593
Less: fee expense	(1,439)	(173)	(55)	(25)	(199)	593	(1,298)
Net fee income/ (expense)	(138)	644	14	400	381	(6)	1,295

Year ended 31 Dec 2021[1]
Fee income	1,251	861	89	415	633	(543)	2,706
Less: fee expense	(1,245)	(188)	(83)	(54)	(255)	532	(1,293)
Net fee income/ (expense)	6	673	6	361	378	(11)	1,413
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
Net fee income includes £842m of fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate) (2022: £778m; 2021: £935m), £247m of fees payable on financial liabilities that are not at fair value through profit of loss (other than amounts included in determining the effective interest rate) (2022: £229m; 2021: £221m), £654m of fees earned on trust and other fiduciary activities (2022: £673m; 2021: £709m), and £83m of fees payable relating to trust and other fiduciary activities (2022: £69m; 2021: £61m).